Earnings Per Share	12 Months Ended
Dec. 31, 2023
Disclosure of Earnings Per Share [Abstract]
Earnings Per Share
Note 26. Earnings Per Share
The Group reports net earnings per share in accordance with IAS 33 - Earnings Per Share. The income/(loss) per share is calculated by dividing the income/(loss) for the year attributable to ordinary equity holders of the Group by the weighted average number of Ordinary Shares outstanding in the year.
The income/(loss) per fully diluted share shall be calculated based on the income/(loss) for the year divided by the weighted average number of fully diluted shares. No dilutive effect has been identified for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Net income/(loss) of the year	40,343	36,126	(106,992)
Number of Ordinary Shares issued at December 31*	100,456	101,110	101,110
Weighted average basic number of Ordinary Shares	101,006	101,110	98,143
Weighted average diluted number of shares	101,006	101,110	98,143
Basic and diluted income/(loss) per share in the year	0.40	0.36	(1.09)
*Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.